Equity Transactions (Details 3) - Warrant [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Warrant Outstanding at the beginning of the year	124,667	38,193
Warrant Granted	1,250,000	1,713,333
Warrant Expired
Warrant Exercised		1,626,859
Warrant Outstanding at the end of year	1,374,667	124,667
Weighted Average Exercise Price at the beginning of the year	$ 45.00	$ 36.25
Weighted Average Exercise Price, Granted	4.00	45.00
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Exercised		45.00
Weighted Average Exercise Price at the end of year	$ 7.72	$ 45.00
Weighted Average Remaining Life at the beginning of the year	5 years 7 months 6 days	5 years 6 months
Weighted Average Remaining Life, Granted	4 years 8 months 12 days	5 years 7 months 6 days
Weighted Average Remaining Life at the end of year	4 years 2 months 12 days	5 years 7 months 6 days
Aggregate Intrinsic Value Outstanding at beginning of period	$ 1,202,678
Aggregate Intrinsic Value, Granted		1,159,988
Aggregate Intrinsic Value Outstanding at end of period	$ 13,799,331	$ 1,202,678